NOTE 10 - DEFERRED COMPENSATION	12 Months Ended
Dec. 31, 2018
Compensation Related Costs [Abstract]
NOTE 10 - DEFERRED COMPENSATION

NOTE 10 – DEFERRED COMPENSATION

As of December 31, 2018, and 2017, the Company has accrued $169,136 and $304,203, respectively, of deferred compensation relating to the individual agreements, which are included in the accompanying consolidated balance sheet in accrued expenses.